Revenue - Schedule of Revenue Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 1,932,753	¥ 2,515,660	¥ 2,374,124
Other revenue	1,083	1,150	810
Total	1,933,836	2,516,810	2,374,934	[1]
Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,200,722	1,475,559	1,526,436
Total	1,212,821	1,476,693	1,538,315
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	732,031	1,040,101	847,688
Total	721,015	1,040,117	836,619
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,177,433	4,146,149	3,928,870
Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	780,941	1,100,731	923,079
Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	586,381	641,477	584,124
Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,438,255	1,995,933	2,010,084
Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	180,640	185,286	195,459
Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,273	70,568	70,068
Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,360	21,146	22,274
Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	115,500	129,858	122,972
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,243,597)	(1,629,339)	(1,553,936)
Total	(1,243,597)	(1,629,339)	(1,553,936)
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,906	123,423	119,188
Total	93,137	123,648	119,417
Exploration and production [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,028	41,596	30,711
Exploration and production [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,878	81,827	88,477
Exploration and production [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	530,807	676,320	658,712
Exploration and production [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	333,557	476,974	477,512
Exploration and production [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	118,388	110,837	104,927
Exploration and production [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,631	88,284	76,044
Exploration and production [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(437,670)	(552,672)	(539,295)
Total	(437,670)	(552,672)	(539,295)
Refining and chemicals [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	281,946	297,646	317,305
Total	282,108	297,855	316,799
Refining and chemicals [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	281,946	297,646	317,305
Refining and chemicals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	774,775	1,000,062	1,013,413
Refining and chemicals [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	616,063	834,879	841,535
Refining and chemicals [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	150,296	156,938	164,565
Refining and chemicals [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,254	8,036	7,819
Refining and chemicals [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(492,667)	(702,207)	(696,614)
Total	(492,667)	(702,207)	(696,614)
Marketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,220,773	1,742,653	1,609,341
Total	1,221,030	1,742,880	1,610,221
Marketing [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	554,620	784,379	850,130
Marketing [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	666,153	958,274	759,211
Marketing [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,497,533	2,075,044	1,891,743
Marketing [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	447,384	623,757	445,567
Marketing [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	173,696	238,999	222,387
Marketing [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	822,192	1,161,054	1,168,549
Marketing [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,344	28,348	30,894
Marketing [member] | Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,360	21,146	22,274
Marketing [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,300	1,513	1,192
Marketing [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(276,503)	(332,164)	(281,522)
Total	(276,503)	(332,164)	(281,522)
Natural gas and pipeline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	334,933	349,898	326,524
Total	335,334	350,371	326,727
Natural gas and pipeline [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	334,933	349,898	326,524
Natural gas and pipeline [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	370,771	391,023	362,626
Natural gas and pipeline [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	294,297	291,641	256,810
Natural gas and pipeline [member] | Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,273	70,568	70,068
Natural gas and pipeline [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,800	28,341	35,545
Natural gas and pipeline [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(35,437)	(40,652)	(35,899)
Total	(35,437)	(40,652)	(35,899)
Head office and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195	2,040	1,766
Total	2,227	2,056	1,770
Head office and other [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,195	2,040	1,766
Head office and other [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,547	3,700	2,376
Head office and other [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,515	3,684	2,372
Head office and other [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,320)	(1,644)	(606)
Total	¥ (1,320)	¥ (1,644)	¥ (606)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).